March 16, 2016 Equity Purchase Agreement and Registration Rights Agreement (Details) - USD ($)	Sep. 30, 2016	Apr. 20, 2016	Mar. 16, 2016
March 16, 2016 Equity Purchase Agreement and Registration Rights Agreement Details
Shares can be sold under Equity Purchase Agreement (the "2016 Agreement") for aggregate gross proceeds			$ 5,000,000
Aggregate purchase price			5,000,000
Issued a "commitment" convertible promissory note to River North, principal amount			35,000
Investment amount may not be lower than			5,000
Investment amount may not be higher than			$ 150,000
River North shall not own more than percent of the Company's common stock			9.99%
River North will purchase shares at a price equal to percent of Market price for each share			85.00%
River North will purchase shares at price equal to percent of Market price if Company is not deposit/withdrawal at custodian ("DWAC") eligible			80.00%
River North will purchase shares at price equal to percent of Market price if Company is under Depository Trust Company ("DTC") "chill" status			75.00%
Commitment Note accrues interest at a rate per annum			10.00%
Upon effectiveness of the registration statement per the Registration Rights Agreement, amount of the principle balance of the Commitment Note and accrued interest to be extinguished			$ 10,000
180 days following the date of the Commitment Note, Note can be converted at a conversion price per share equal to percent of Current Market Price	60.00%
Note balance of period at end	$ 25,000
Accrued interest period at end	726
Issued a convertible promissory note ( the "Bridge Note") to River North, original principal amount			90,000
Payment by River North of a purchase price			73,800
Amount retained by River North as original issue discount			9,000
Amount retained by River North as related legal and due diligence costs			$ 7,200
Bridge Note accrues interest at a rate per annum			10.00%
Company must use a percent of the proceeds from each sale of shares under the Purchase Agreement to prepay a portion of the Bridge Note after the conversion date is reached			15.00%
Company filed a Registration Statement registering the resale of up to shares of the Company's common stock that may be issued and sold to River North		25,000,000
Such Registration Statement was declared effective by the SEC on April 20, 2016, resulting in extinguishment of a portion of the principal balance of the Commitment Note and accrued interest thereon.		$ 10,000
Aggregate shares sold to River North under the 2016 Agreement during the period	90,000
Aggregate proceeds from sale of shares to River North of a purchase price	73,800
Aggregate proceeds from sale of shares to River North as original issue discount	9,000
Aggregate proceeds from sale of shares to River North for related legal and due diligence costs	7,200
Aggregate proceeds from sale of shares to River North recorded a discount expense	$ 16,200